Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2012	Aug. 01, 2012
Document And Entity Information
Entity Registrant Name	Razor Resources Inc.
Entity Central Index Key	0001333614
Document Type	10-K
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 73,805,000
Entity Common Stock, Shares Outstanding		100,305,000
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2011